As filed with the Securities and Exchange	Registration No. 333-92000
Commission on September 8, 2003

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 4	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

SelectHLife Variable Account
(Exact Name of Registrant)

ReliaStar Life Insurance Company
(Name of Depositor)

20 Washington Avenue South
Minneapolis, MN 55401
(Address of Depositor's Principal Executive Offices) (Zip Code)

(612) 372-5507
(Depositor's Telephone Number, including Area Code)
J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, CT 06l56
(Name and Address of Agent for Service)

Kimberly J. Smith, Chief Counsel
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380

Approximate date of proposed public offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on _______ pursuant to paragraph (b) of Rule 485
[X]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

The Prospectus, dated May 1, 2003, is incorporated into Part A of this Post-Effective Amendment No. 4 to Registration Statement on Form N-6 (File No. 333-92000) by reference to Registrant's filings under Rules 485(b), as filed on April 17, 2003; 497(c), as filed on May 2, 2003; and 497(e), as filed on June 2, 2003, June 19, 2003, June 25, 2003, and August 26, 2003, (File No. 333-92000).

ING PROTECTOR ELITE
A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company
and its
SelectHLife Variable Account

November 7, 2003, Supplement to the May 1, 2003, Prospectus

This supplement amends certain information contained in the prospectus dated May 1, 2003, as amended on June 2, 2003, June 19, 2003, June 25, 2003, and August 26, 2003. Please read it carefully and keep it with your prospectus for future reference.

___________________________________________

Effective November 7, 2003, the Death Benefit Guarantee riders available under the policy changed. Accordingly, the prospectus is hereby amended as follows:

The Death Benefit Guarantees section on page 4 is hereby deleted and replaced with the following:
Death Benefit Guarantees See Death Benefit Guarantees, page 27.

  During the basic death benefit guarantee period, your policy will not lapse as long as your policy value minus any surrender charge, loan account value and unpaid fees and charges (the "surrender value") is enough to cover the periodic fees and charges, when due.

  After your basic death benefit guarantee period, your policy will not lapse as long as your policy value minus the loan account value (the "net policy value") is enough to pay the periodic fees and charges, when due.

  However, the policy has three death benefit guarantees which provide that the policy will not lapse even if the surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges, when due:

  The basic death benefit guarantee is standard on every policy. This guarantee lasts for the lesser of five years or to age 80, but not less than one year. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee;

  For issue ages 25-75, the 20 year death benefit guarantee is an optional benefit that may be available, but only when you apply for the policy. If you select this guarantee, your policy and any term insurance rider coverage is guaranteed not to lapse for 20 years provided:

Your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of the 20 year death benefit guarantee premium payments to the next monthly processing date; and
Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option.
There is a separate monthly rider charge for this guarantee.

  For issue ages 25-75, the enhanced lifetime death benefit guarantee is an optional benefit that may be available, but only when you apply for the policy. If you select this guarantee, your policy and any term insurance rider coverage is guaranteed not to lapse for the lifetime of the insured person provided:

  Your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of the enhanced lifetime death benefit guarantee premium payments to the next monthly processing date; and

Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option.
There is a separate monthly rider charge for this guarantee.

  Subject to state approval, policies issued before November 7, 2003, offered different death benefit guarantees. See the amendments below to the Extended Death Benefit Guarantee Rider and Lifetime Death Benefit Guarantee Rider sections on pages 30 and 31 for the availability of and greater details about these other death benefit guarantee riders.

127604	Page 1 of 4	September 2003
The Extended Death Benefit Guarantee Rider portion of the Optional Rider Fees and Charges table on page 10 is hereby deleted and replaced with the following:
Rider	When Deducted	Amount Deducted
Extended Death Benefit Guarantee Rider [5]	On the monthly processing date.	$0.005 per $1,000 of insurance coverage.
20 Year Death Benefit Guarantee Rider [5]	On the monthly processing date.	Minimum Rates - $0.005 per $1,000 of rider benefit.
Maximum Rates - $0.08 per $1,000 of rider benefit.
Rates for a representative insured person - $0.03 per $1,000 of rider benefit. The representative insured person is age 55.
Enhanced Lifetime Death Benefit Guarantee Rider [5]	On the monthly processing date.	Minimum Rates - $0.02 per $1,000 of rider benefit.
Maximum Rates - $0.08 per $1,000 of rider benefit.
Rates for a representative insured person - $0.07 per $1,000 of rider benefit. The representative insured person is age 55.
[5]

Subject to state approval, policies issued before November 7, 2003, offered different death benefit guarantee riders. See the amendments below to the Extended Death Benefit Guarantee Rider and Lifetime Death Benefit Guarantee Rider sections on pages 30 and 31 for the availability of and details about these other death benefit guarantee rider benefits.

The Extended Death Benefit Guarantee Rider and Lifetime Death Benefit Guarantee Rider sections on pages 30 and 31 are hereby deleted and replaced with the following:

Extended Death Benefit Guarantee Rider. The extended death benefit guarantee rider provides a guarantee that your policy will not lapse for the lesser of 20 years or to age 80, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of extended death benefit guarantee premium payments to the next monthly processing date.

Consider the following in relation to the extended death benefit guarantee rider:

This rider is available with new policies until the later of November 7, 2003, or the date the 20 year death benefit guarantee rider described below is approved in your state. You may contact your agent/registered representative for information about the availability of this rider in your state;

If available, this rider may be added only when you apply for the base policy;
The minimum premium for this rider will be set forth in your policy and be based on monthly rates that vary according to the insured person's gender, risk class and age;

The monthly charge for this rider is deducted beginning on the first monthly processing date even though the extended death benefit guarantee period begins at the end of the basic death benefit guarantee period;

The monthly charge for this rider is equal to $0.005 per $1,000 of insurance coverage (see Fees and Charges - Optional Rider Fees and Charges);
This rider covers only continuation of the base policy. If your policy is kept in force because of the guarantee under this rider, coverage under all other riders will terminate;
This rider may not be available for certain risk classes;
This rider cannot be added to a policy with the lifetime death benefit guarantee rider; and
Even if this rider terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse).

If on any monthly processing date you have not paid enough premium to keep this rider in force, we will send you notice of the premium payment required to keep this extended death benefit guarantee in force. If we do not receive the required premium payment by the next monthly processing date, this rider will terminate. If this rider terminates, it cannot be reinstated.

127604	Page 2 of 4	September 2003

20 Year Death Benefit Guarantee Rider. The 20 year death benefit guarantee rider provides a guarantee that your policy and any term insurance rider coverage will not lapse for 20 years from your policy date, provided:

Your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of the 20 year death benefit guarantee premium payments to the next monthly processing date; and
Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option.

You should consider the following factors when deciding whether to add the 20 year death benefit guarantee rider to your policy:

This rider is available on the earlier of November 7, 2003, or the date this rider is approved in your state. You may contact your agent/registered representative for information about the availability of this rider in your state;

If available, you may add this rider only when you apply for the base policy;
The 20 year death benefit guarantee period begins on the policy date;
The minimum premium for this rider will be set forth in your policy and be based on monthly rates that vary according to the insured person's gender, risk class and age;

There is a monthly charge for this rider during the death benefit guarantee period. This charge is based on a rate which varies depending on the issue age of the insured person (see Fees and Charges - Optional Rider Fees and Charges). Each month the charge for this rider will be determined by dividing the amount of rider benefit by 1,000 and multiplying the result by the rate set forth in your policy. The rider benefit equals the amount of your basic insurance coverage plus the amount of term insurance rider coverage, if any, minus your policy value;

This rider covers only your base policy and term insurance rider, if any. If your policy and any term insurance rider are kept in force because of the guarantee under this rider, coverage under all other riders will terminate;

This rider may not be available for certain risk classes;
This rider cannot be added to a policy with death benefit Option 3 or the enhanced lifetime death benefit guarantee rider; and
Even if this rider terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse).

We will notify you if on any monthly processing date you have not paid enough premium to keep this rider in force or your policy is not sufficiently diversified. If we do not receive the required premium payment or you do not adequately diversify your policy by the next monthly processing date, this rider will terminate. If this rider terminates, it cannot be reinstated.

Lifetime Death Benefit Guarantee Rider. The lifetime death benefit guarantee rider provides a guarantee that your policy will not lapse during your lifetime, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of lifetime death benefit guarantee premium payments to the next monthly processing date. There is no charge for this rider.

Consider the following in relation to the lifetime death benefit guarantee rider:

This rider is available with new policies until the later of November 7, 2003, or the date the enhanced lifetime death benefit guarantee rider described below is approved in your state. You may contact your agent/registered representative for information about the availability of this rider in your state;

If available, this rider may be added only when you apply for the base policy;
The lifetime death benefit guarantee period begins at the end of the basic death benefit guarantee period;
The minimum premium for this rider will be set forth in your policy and be based on monthly rates that vary according to the insured person's gender, risk class and age;
This rider covers only continuation of the base policy. If your policy is kept in force because of the guarantee under this rider, coverage under all other riders will terminate;
This rider cannot be added to a policy with the extended death benefit guarantee rider; and
Even if this rider terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse).

If on any monthly processing date you have not paid enough premium to keep this rider in force, we will send you notice of the premium payment required to keep the lifetime death benefit guarantee in force. If we do not receive the required premium payment by the next monthly processing date, this rider will terminate. If this rider terminates, it cannot be reinstated.

127604	Page 3 of 4	September 2003

Enhanced Lifetime Death Benefit Guarantee Rider. The enhanced lifetime death benefit guarantee rider provides a guarantee that your policy and any term insurance rider coverage will not lapse during your lifetime, provided:

Your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of the enhanced lifetime death benefit guarantee premium payments to the next monthly processing date; and

Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option.
You should consider the following factors when deciding whether to add the enhanced lifetime death benefit guarantee rider to your policy:

This rider is available on the earlier of November 7, 2003, or the date this rider is approved in your state. You may contact your agent/registered representative for information about the availability of this rider in your state;

If available, you may add this rider only when you apply for the base policy;
The enhanced lifetime death benefit guarantee period begins on the policy date;
The minimum premium for this rider will be set forth in your policy and be based on monthly rates that vary according to the insured person's gender, risk class and age;

There is a monthly charge for this rider. This charge is based on a rate which varies depending on the issue age of the insured person (see Fees and Charges - Optional Rider Fees and Charges). Each month the charge for this rider will be determined by dividing the amount of rider benefit by 1,000 and multiplying the result by the rate set forth in your policy. The rider benefit equals the amount of your basic insurance coverage plus the amount of term insurance rider coverage, if any, minus your policy value;

This rider covers only your base policy and term insurance rider, if any. If your policy and any term insurance rider are kept in force because of the guarantee under this rider, coverage under all other riders will terminate;

This rider cannot be added to a policy with death benefit Option 3 or the 20 year death benefit guarantee rider; and
Even if the enhanced lifetime death benefit guarantee terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse).

We will notify you if on any monthly processing date you have not paid enough premium to keep this rider in force or your policy is not sufficiently diversified. If we do not receive the required premium payment or you do not adequately diversify your policy by the next monthly processing date, this rider will terminate. If this rider terminates, it cannot be reinstated.

127604	Page 4 of 4	September 2003
PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, dated May 1, 2003, is incorporated into Part B of this Post-Effective Amendment No. 4 to Registration Statement on Form N-6 (File No. 333-92000) by reference to Registrant's filings under Rules 485(b), as filed on April 17, 2003; 497(c), as filed on May 2, 3003; and 497(e), as filed on June 19, 2003, and August 26, 2003, (File No. 333-92000).

PART C
OTHER INFORMATION

Item 27	Exhibits

(a)

Resolutions of Board of Directors of Northwestern National Life Insurance Company ("NWNL") establishing the SelectHLife Variable Account. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)	Not Applicable.
(c)	(1)

ReliaStar Life Insurance Company Distribution Agreement between ReliaStar Life Insurance Company and ING America Equities, Inc. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(2)	Amendment to Distribution Services Agreement dated March 7, 2002 between ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
	(3)	Specimen Selling Agreements. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(4)	Form of Assignment of Broker/Dealer Agency Selling Agreement.
(5)

Specimen ING America Equities, Inc. Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

	(6)	Schedules for Sales Commissions. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)
(d)	(1)	Specimen Policy. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(2)	Accelerated Benefit Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(3)	Children's Insurance Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(4)	Additional Insured Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(5)	Insured's Cost of Living Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(6)	Waiver of Monthly Deduction Rider (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(7)	Accidental Death Benefit Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(8)	Waiver of Specified Premium Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(9)	Term Insurance Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(10)	Extended Death Benefit Guarantee Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(11)	Policy Illustration. (Incorporated by reference to Pre-Effective Amendment No. 1 on Form S-6, File No. 333-92000, as filed on September 19, 2002.)
	(12)	Lifetime Guarantee Death Benefit Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(13)	Full Death Benefit Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(14)	Guaranteed Minimum Death Benefit Rider.
(e)	(1)	Revised Policy Application Form. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(2)	Supplement to Life Insurance Application. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-92000, as filed on April 17, 2003.)
(f)	(1)	Amended Articles of Incorporation of ReliaStar Life. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(2)	Amended By-Laws of ReliaStar Life. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
(g)	Not Applicable.
(h)	(1)	(a)

Form of Participation Agreement by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., AIM Distributors, Inc. and WSSI. (Incorporated by reference to Post-Effective Amendment No. 11 on Form S-6, File No. 33-57244, as filed on March 31, 2000.)

(b)

Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., AIM Distributors, Inc. and WSSI. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(c)

Form of Administrative Services Agreement by and between ReliaStar Life Insurance Company and A I M Advisors, Inc. (Incorporated by reference to Post-Effective Amendment No. 11 on Form S-6, File No. 33-57244, as filed on March 31, 2000.)

	(2)	(a)

Form of Participation Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 on form S-6, File No. 2-95392, as filed on August 4, 1997.)

(b)

Exhibit to Participation Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 11 on Form S-6, File No. 33-57244, as filed on March 31, 2000.)

(c)

Form of Amendment to the Participation Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(d)

Form of Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(3)	(a)

Fund Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(b)

Business Agreement by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(4)	(a)

Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

Form of Amendment No. 10 to Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Pre-Effective Amendment No. 1 on Form S-6, File No. 333-69431, as filed on April 5, 1999.)

(c)

Form of Amendments No. 11 and 12 to Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File Number 333-47094, as filed on September 29, 2000.)

(d)

Form of Service Agreement and Contract between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Distributors Corporation dated January 1, 1997. (Incorporated by reference to Initial Registration on Form S-6EL24, File No. 333-18517, as filed on March 31, 1997.)

(e)

Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(f)

Form of Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on April 5, 1999.)

(g)

Form of Amendments No. 10 and 11 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

	(5)	(a)

Participation Agreement between ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. (Incorporated by reference to Post Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

	(6)	(a)

Participation Agreement among The GCG Trust, ReliaStar Life Insurance Company and Directed Services, Inc. (Incorporated by referenct to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-105319, as filed on July 17, 2003.)

	(7)	(a)

Participation Agreement by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(b)

Amendment to Participation Agreement by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(c)

Amendment dated May 1, 2003 to Participation Agreement dated as of December 6, 2001 by and between ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-92000, as filed on April 17, 2003.)

(d)

Service Agreement between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

(e)

Amendment dated May 1, 2003 to Shareholder Servicing Agreement dated as of December 6, 2001 by and between ING Partners, Inc. and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-92000, as filed on April 17, 2003.)

	(8)	(a)

Participation Agreement between ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

(b)

Amendment to Participation Agreement between ReliaStar Life Insurance Company, ING Variable Portfolios Inc. and ING Funds Distributor, Inc. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

	(9)	(a)

Form of Participation Agreement by and between ReliaStar Life Insurance Company, Pilgrim Variable Products Trust and Pilgrim Investment, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6, File No. 333-69431, as filed on March 30, 2001.)

(b)

Amendment to Participation Agreement dated as of August 30, 2002 by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 14 on Form N-6, File No. 33-69892, as filed on October 11, 2002.)

(c)

Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(d)

Amendment to Administrative and Shareholder Service Agreement dated as of August 30, 2002 by and between ING Funds Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

	(10)	(a)

Form of Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6, File No. 33-69431, as filed on April 14, 2000.)

(b)

Amendment to Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post Effective Amendment No. 1 on Form S-6, File No. 69431, as filed on April 14, 2000.)

(c)

Amendment, effective July 1, 2002 to Letter Agreement dated August 8, 1997 between Janus Capital Corporation (the "Adviser"), and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(d)

Form of Service Agreement by and between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(11)	(a)

Form of Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(b)

Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6, File No. 333-69431, as filed on April 5, 1999.)

(c)

Form of Service Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Management Incorporated ("NBMI"). (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(12)	(a)

Participation Agreement by and between ReliaStar Life Insurance Company, OCC Accumulation Trust and OCC Distributors, dated August 8, 1997. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(b)

Service Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(13)	(a)

Participation Agreement by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated by reference to Initial Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.)

	(14)	(a)

Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

Form of Amendments No. 3 and 4 to Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(i)	Not Applicable.
(j)	Not Applicable
(k)	Opinion and Consent of Counsel. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-92000, as filed on April 17, 2003.)
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Independent Auditors. (To be filed by amendment.)
(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.
(p)	Not Applicable.
(q)	Not Applicable.
(r)

Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-70600), as filed on June 5, 2003 for Separate Account B of Golden American Life Insurance Company.)

Item 28	Directors and Officers of the Depositor
Name and Principal Business Address		Positions and Offices with Depositor
Keith Gubbay, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Director, President and Chief Executive Officer
P. Randall Lowery, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Director
Thomas J. McInerney, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Director
Mark A. Tullis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Director
David A. Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Director, Senior Vice President and Chief Financial Officer
Allan Baker, 151 Farmington Avenue, Hartford, CT 06156		Senior Vice President
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Senior Vice President, Tax
Robert W. Crispin, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Senior Vice President, Investments
Jacques de Vaucleroy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Senior Vice President
Robert L. Francis, 6140 Stonehedge Mall Road, Suite. 375, Pleasanton, CA 94588		Senior Vice President
James R. Gelder, 20 Washington Avenue South, Minneapolis, MN 55401.		Senior Vice President
Shaun P. Mathews, 151 Farmington Avenue, Hartford, CT 06156		Senior Vice President
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380		Senior Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327		Vice President and Treasurer
Carol S. Stern, 1501 M Street, N.W., Suite 430, Washington, DC 20005		Vice President and Chief Compliance Officer
Craig A. Krogstad, 111 Washington Avenue S, Minneapolis, MN 55401		Vice President and Actuary
Pamela S. Anson, 2001 21st Avenue, N.W. Minot, ND 58703		Vice President
Deborah Hancock, 1290 Broadway, Denver, CO 80203		Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401		Secretary

Item 29	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 30	Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of Minnesota, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Additionally, Section XVIII of the ReliaStar Life Insurance Company Distribution Agreement with ING America Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 31	Principal Underwriters
(a)

Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Southland Life Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
David P. Wilken, 20 Washington Avenue South, Minneapolis, MN 55401	Director, President and Chief Executive Officer
Daniel P. Mulheran, 20 Washington Avenue South, Minneapolis, MN 55401	Director
Mark A. Smith, 2001 21st Avenue, N.W. Minot, ND 58703	Director, Vice President
Anita F. Woods, 5780 Powers Ferry Road, Atlanta, GA 80203	Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Pamela S. Anson, 2001 21st Avenue, N.W. Minot, ND 58703	Vice President
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Vice President
Frederick C. Litow, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President
Renee E. McKenzie, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President, Assistant Treasurer and Assistant Secretary
David S. Pendergrass, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President and Treasurer
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Eric G. Banta, 1290 Broadway, Denver, CO 80203	Assistant Secretary
(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2002 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.				$50,355,543
*	Includes payments to agents/registered representatives, broker/dealers, and regional managers/brokerage general agents and payments to Washington Square Securities, Inc. as a distribution allowance.
Item 32	Location of Accounts and Records

Accounts and records are maintained by ReliaStar Life Insurance Company at 20 Washington Ave South, Minneapolis, MN 55401 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

Item 33	Management Services
None.
Item 34	Fee Representations

ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the policies. ReliaStar Life Insurance Company bases this representation on its assessment of such factors such as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant, Select HLife Variable Account, has duly caused this Post-Effective Amendment No. 4 to this Registration Statement on Form N-6 (File No. 333-92000) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on the 8th day of September, 2003.

SELECTHLIFE VARIABLE ACCOUNT
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

	By:	Keith Gubbay*
President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

Keith Gubbay*	Director and President
Keith Gubbay	(principal executive officer)

Thomas J. McInerney*	Director
Thomas J. McInerney

Randy Lowery*	Director
P. Randall Lowery		September
8, 2003
Mark A. Tullis*	Director
Mark A. Tullis

David A. Wheat*	Director, Chief Financial Officer
David Wheat	(principal financial officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

SELECTHLIFE VARIABLE ACCOUNT
Exhibit Index

Exhibit No.	Exhibit

27-(c)(4)	Form of Assignment of Broker/Dealer Agency Selling Agreement

27-(c)(14)	Guaranteed Minimum Death Benefit Rider

27-(n)	Consent of Independent Auditors	*

*To be filed by amendment.